Insurance contracts linked to pensions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are assets	€ 93	€ 104	€ 149
Parent Company
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are assets	€ 93	€ 104	€ 149